Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Details of Subsidiaries and PRC Domestic Entities

Details of the Company’s subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2013 were as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Selovo Investments Limited (“Selovo”)	August 10, 2007	BVI	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

China Index Academy Limited (“China Index Academy”)	October 26, 2007	Hong Kong	100%	Investment holding

Bravo Work Investments Limited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (“SouFun International”)	August 7, 2000	Hong Kong	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home (BVI)”)	April 16, 2010	BVI	100%	Investment holding

China Home Holdings (HK) Limited (“China Home (HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Institute of Real Estate Agents Limited (“China Institute of Real Estate Agents”)	May 12, 2010	Hong Kong	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	United States of America	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property (BVI)”)	April 26, 2011	BVI	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	United States of America	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31, 2011	Cayman Islands	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co.,Ltd. (“Beijing TuoShi”)	March 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Shang Li Nian Network Technology Co., Ltd. (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Sou You Tian Xia Network Technology Co., Ltd. (“Beijing Sou You Tian Xia”)	May 24, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Shanghai SouFun Information Co., Ltd. (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services
SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., (“Zhongzhi Xun Bo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., (“Hangzhou SouFun Network”)	August 27, 2013	PRC	100%	Provision of technology and information consultancy services

Shanghai BaoAn Hotel Co., Ltd., (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	75%*	Operation and management of hotel, restaurant and other catering business

Shanghai BaoAn Enterprise Co., Ltd., (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	75%*	Lease, resale and management of property

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services

*	Shanghai China Index owns the remaining 25% equity interest.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of marketing services and listing services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing YiRanJuKe”)	September 10, 2011	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Shanghai BaoAn Property Management Co., Ltd., (“Shanghai BaoAn Property”)	March 31, 2013	PRC	Nil	Property Management

Carrying Amount of Assets and Liabilities

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets, statements of comprehensive income and statements of cash flows were as follows:

	As of December 31,
	2012	2013
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	41,213	135,814
Restricted cash, current	—	255,917
Short-term investments	25,455	10,138
Accounts receivable (net of allowance of US$3,648 and US$3,595 as of December 31, 2012 and 2013, respectively)	8,945	13,177
Prepayments and other current assets	4,000	21,549
Deferred tax assets, current	629	565

Total current assets	80,242	437,160

Non-current assets:
Property and equipment, net	15,747	16,068
Long-term investment	—	34,251
Restricted cash, non-current	358,960	224,039
Deferred tax assets, non-current	1,683	11
Other non-current assets	11,219	10,466

Total non-current assets	387,609	284,835

Total assets	467,851	721,995

Current liabilities:
Deferred revenue	19,891	28,284
Accrued expenses and other liabilities	43,170	57,380
Customer’s refundable fees	8,926	10,418
Income tax payable	12,287	95
Intercompany payable to the WOFEs	188,028	409,983

Total current liabilities	272,302	506,160

Non-current liabilities:
Other non-current liabilities	—	7

Total non-current liabilities	—	7

Total liabilities	272,302	506,167

Net assets	195,549	215,828

Result of Operations

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Total revenues	121,349	157,859	93,715
Net income	35,457	58,898	10,131

Summary of Cash Flow Activities

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Net cash generated from operating activities	222,265	109,216	211,049
Net cash generated from (used in) investing activities	24,415	(32,406)	14,427
Net cash used in financing activities	(277,895)	(71,151)	(117,616)